Equity-settled share-based payments - Additional Information (Details) £ / shares in Units, £ in Thousands	12 Months Ended
	Dec. 31, 2020 GBP (£) shares £ / shares	Dec. 31, 2019 GBP (£) shares £ / shares	Dec. 31, 2018 GBP (£) shares £ / shares
Equity Settled Share Based Payments [Line Items]
Stock options lapse period	1 year
Disclosure - Equity-settled share-based payments - Additional Information (Details) [Line Items]
Weighted average remaining contractual life	7 years 4 months 24 days	7 years 2 months 12 days	5 years 6 months
Weighted average share price | £ / shares	£ 4.3519	£ 1.2624	£ 1.4116
Options granted | shares	3,165,916	4,722,281	1,036,523
Share-based payments charge	£ 4,395	£ 584	£ 681
Estimated employer tax obligation	£ 491	£ 711
Non-Employee LTIP
Equity Settled Share Based Payments [Line Items]
Share Options vesting period	3 years
Bottom of Range | Key Management Personnel LTIP
Equity Settled Share Based Payments [Line Items]
Share Options vesting period	3 years
Top of Range | Key Management Personnel LTIP
Equity Settled Share Based Payments [Line Items]
Share Options vesting period	33 months